Note 9 - Common and Preferred Stock, Additional Paid-in Capital and Dividends (Details Textual)									1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended			24 Months Ended
	Aug. 10, 2020	Aug. 07, 2020	Nov. 06, 2019 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Aug. 22, 2019	Oct. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018	May 08, 2017 USD ($) $ / shares shares	Mar. 11, 2020 USD ($) shares	Jul. 24, 2018 USD ($) shares	Jul. 06, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 12, 2020 USD ($)	Feb. 06, 2019 $ / shares	Jan. 11, 2019 $ / shares	Mar. 25, 2018 USD ($)
Stock Issued During Period, Value, New Issues | $														$ 121,178,000
Proceeds from Issuance of Common Stock | $														129,660,000	$ 18,892,000	$ 5,781,000
Proceeds from Warrant Exercises | $														0	4,619,000	2,330,000
Dividends, Total | $														$ 0	$ 0	0
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input														1.09
Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Outstanding (in shares)						7,000
Class of Warrant or Right, Price Per Warrants or Rights (in dollars per share) | $ / shares						$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 750													$ 350	$ 510
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)						1
Proceeds from Warrant Exercises | $																	$ 3,788,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)																	7,000
Warrants and Rights Outstanding | $						$ 1,671,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility						3.80%
Warrants Issued With the 2018 Common Stock Offering [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input						1.08
The 2014 Warrants [Member]
Proceeds from Warrant Exercises | $													$ 3,161,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)													13,481
Class of Warrant or Right, Exercised During Period (in shares)													1,268,000
Traditional Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 204.75
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				0.040
Stock Issued During Period, Shares, Warrants Exercises (in shares)												49,803
Warrants and Rights Outstanding | $				$ 1,139,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility				10.00%
Class of Warrant or Right, Exercised During Period (in shares)												1,778,700
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				71,600
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right, Cashless Exercise (in shares)				0.028
Warrant Exercised on Cashless Basis Trigger, Underlining Number of Shares (in shares)				189,600
Traditional Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.81
Class A Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)														4,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 50.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)														0.040
Stock Issued During Period, Shares, Warrants Exercises (in shares)														67,200
Warrants and Rights Outstanding | $			$ 1,343,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility			7.35%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			168,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right, Cashless Exercise (in shares)														0.016
Warrant Exercised on Cashless Basis Trigger, Share Price (in dollars per share) | $ / shares														$ 80.00
Class A Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.27
Class B Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)												4,200,000		4,200,000	4,200,000		4,200,000
Class of Warrant or Right, Price Per Warrants or Rights (in dollars per share) | $ / shares			$ 0.2373
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares												$ 25.00		$ 1.00	$ 25.00		$ 25.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)														0.040
Warrants and Rights Outstanding | $												$ 609,000		$ 66,000	$ 609,000		$ 609,000
Class of Warrant or Right, Exercised During Period (in shares)														0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			168,000									168,000		168,000	168,000		168,000
Class B Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Outstanding (in shares)			4,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 1.00											$ 1.00
Class B Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.34
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility			14.00%
The 2018 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)						4,000
Stock Issued During Period, Value, New Issues | $																$ 2,721,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 750
Common Stock Purchase Agreement, Fee Percentage						6.50%
Proceeds from Issuance of Common Stock | $						$ 2,805,000
September 2019 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				63,200
Stock Issued During Period, Value, New Issues | $															$ 9,289,000
Number of Shares Called by Overallotment Option (in shares)				9,480
Proceeds from Issuance or Sale of Equity, Total | $				$ 10,480,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares)				3,400
November 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			168,000
Stock Issued During Period, Value, New Issues | $															$ 7,642,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 50.00
Proceeds from Issuance or Sale of Equity, Total | $			$ 8,400,000
Equity Distribution Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)									2,693,191	4,981
Common Stock Purchase Agreement, Fee Percentage									2.00%	2.00%
Proceeds from Issuance of Common Stock | $									$ 9,800,000	$ 2,781,000
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value | $									$ 5,000,000									$ 5,000,000			$ 14,250,000
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)											36,723,765
Proceeds from Issuance of Common Stock | $											$ 112,146,000
Registered Direct Offering [Member] | Maximum [Member]
Common Stock Purchase Agreement, Fee Percentage											6.50%
Registered Direct Offering [Member] | Minimum [Member]
Common Stock Purchase Agreement, Fee Percentage											6.25%
Series D Preferred Stock [Member] | Tankers Family Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares)								100,000
Stock Issued During Period, Value, New Issues | $								$ 1,000
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share (in shares)								1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares								$ 0.01
Series E Convertible Preferred Stock [Member]
Convertible Preferred Stock, Conversion Price, Percentage of VWAP			80.00%
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share) | $ / shares			$ 500.00
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	25	25			20		10